Revision of Prior Period Financial Statements: (Details 2)	Dec. 31, 2014 USD ($)
Revision of Prior Period Financial Statements: [Abstract]
Stock options previously reported	$ 19,980,099
Stock options adjustment	689,209
Stock options as revised	20,669,308
Accumulated deficit previously reported	(342,526,267)
Accumulated deficit adjustment	(689,209)
Accumulated deficit as revised	$ (343,215,476)